Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Investments in subsidiaries

Main subsidiaries of HSBC Holdings[1]
	At 31 Dec 2023
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-Cumulative Third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Trinkaus & Burkhardt GmbH	Germany	99.99	€1 Ordinary
Asia
Hang Seng Bank Limited[2]	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.5 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East, North Africa and Türkiye
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Cumulative Redeemable Preference shares
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1  Main subsidiaries are either held directly or indirectly via intermediate holding companies. There has been no material percentage change in HSBC’s shareholding for its main subsidiaries since 2022.
2  In addition to the strategic holding disclosed above, the Group held 0.09% (2022: 0.07%) shareholding as part of its trading books.

Subsidiaries with significant non-controlling interests
	2023	2022¹
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests (%)[2]	37.86	37.86
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	889	574
Accumulated non-controlling interests of the subsidiary	6,877	6,513
Dividends paid to non-controlling interests	490	361
Summarised financial information:
– total assets	214,321	235,630
– total liabilities	194,621	216,917
– net operating income before changes in expected credit losses and other credit impairment charges	5,210	4,379
– profit for the year	2,356	1,518
– total comprehensive income for the year	2,723	1,428
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.
2  In addition to the strategic holding disclosed above, the Group held 0.09% (2022: 0.07%) shareholding as part of its trading books.

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
452 TALF SPV LLC	100.00		1, 15
AI Nominees (UK) One Limited	100.00		1, 16
AI Nominees (UK) Two Limited	100.00		116
Almacenadora Banpacifico S.A. (In Liquidation)	99.99		17
Assetfinance December (F) Limited	100.00		18
Assetfinance December (H) Limited	100.00		16
Assetfinance December (P) Limited	100.00		16
Assetfinance December (R) Limited	100.00		16
Assetfinance June (A) Limited	100.00		16
Assetfinance June (D) Limited	100.00		18
Assetfinance Limited (In Liquidation)	100.00		19
Assetfinance March (B) Limited	100.00		20
Assetfinance March (D) Limited	100.00		18
Assetfinance March (F) Limited	100.00		16
Assetfinance September (F) Limited	100.00		16
Assetfinance September (G) Limited	100.00		18
B&Q Financial Services Limited	100.00		16
Banco HSBC S.A.	100.00		21
Banco Nominees (Guernsey) Limited	100.00		22
Banco Nominees 2 (Guernsey) Limited	100.00		22
Banco Nominees Limited	100.00		23
Beau Soleil Limited Partnership	N/A		0, 24
Beijing HSBC Real Estate Leasing Company Limited	100.00		1, 12, 25
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 26
BentallGreenOak China Real Estate Investments, L.P.	N/A		0, 1, 27
Canada Crescent Nominees (UK) Limited	100.00		16
Canada Square Nominees (UK) Limited	100.00		16
Canada Water Nominees (UK) Limited (In Liquidation)	100.00		19
Capco/Cove, Inc.	100.00		28
Card-Flo #1, Inc.	100.00		15
Card-Flo #3, Inc.	100.00		15
CC&H Holdings LLC	100.00		29
CCF & Partners Asset Management Limited	100.00	(99.99)	16
CCF Holding (Liban) S.A.L. (In Liquidation)	74.99		30
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	16
Charterhouse Management Services Limited	100.00	(99.99)	16
Charterhouse Pensions Limited	100.00		16
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		12, 31
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 32
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 33
COIF Nominees Limited	N/A		0, 16
Corsair IV Financial Services Capital Partners - B LP	N/A		0, 1, 34
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 35
Decision One Mortgage Company, LLC	N/A		0, 36
Dempar 1	100.00	(99.99)	4, 37
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	17
Electronic Data Process México, S.A. de C.V.	100.00		1, 38
Eton Corporate Services Limited	100.00		22
Flandres Contentieux S.A.	100.00	(99.99)	4, 37
Foncière Elysées	100.00	(99.99)	4, 37
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 39
Fulcher Enterprises Company Limited	100.00	(62.14)	40
Fundacion HSBC, A.C.	100.00	(99.99)	11, 17
Giller Ltd.	100.00		28

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
GPIF Co-Investment, LLC	N/A		0, 15
Griffin International Limited	100.00		16
Grupo Financiero HSBC, S. A. de C. V.	99.99		17
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 41
Guangzhou HSBC Real Estate Company Ltd (广州汇丰房地产有限公司)	100.00		1, 12, 42
Hang Seng (Nominee) Limited	100.00	(62.14)	40
Hang Seng Bank (China) Limited	N/A		0, 12, 43
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	40
Hang Seng Bank Limited	62.14		40
Hang Seng Bullion Company Limited	100.00	(62.14)	40
Hang Seng Credit Limited	100.00	(62.14)	40
Hang Seng Data Services Limited	100.00	(62.14)	40
Hang Seng Finance Limited	100.00	(62.14)	40
Hang Seng Financial Information Limited	100.00	(62.14)	40
Hang Seng Indexes (Netherlands) B.V.	N/A		0, 1, 44
Hang Seng Indexes Company Limited	100.00	(62.14)	40
Hang Seng Insurance Company Limited	100.00	(62.14)	40
Hang Seng Investment Management Limited	100.00	(62.14)	40
Hang Seng Investment Services Limited	100.00	(62.14)	40
Hang Seng Qianhai Fund Management Company Limited	N/A		0, 12, 45
Hang Seng Real Estate Management Limited	100.00	(62.14)	40
Hang Seng Securities Limited	100.00	(62.14)	40
Hang Seng Security Management Limited	100.00	(62.14)	40
HASE Wealth Limited	100.00	(62.14)	1, 40
Haseba Investment Company Limited	100.00	(62.14)	40
HFC Bank Limited (In Liquidation)	100.00		19
High Time Investments Limited	100.00	(62.14)	40
HLF	100.00	(99.99)	4, 37
Honey Blue Enterprises Limited (亨京企業有 限公司)	100.00		1, 46
Honey Green Enterprises Ltd.	100.00		47
Honey Grey Enterprises Limited (亨穗企業有 限公司)	100.00		1, 48
Honey Silver Enterprises Limited (亨深企業有 限公司)	100.00		1, 48
Household International Europe Limited (In Liquidation)	100.00		5, 49
Household Pooling Corporation	100.00		50
Housing (USA) LLP	N/A		0, 1, 29
HSBC (BGF) Investments Limited	100.00		16
HSBC (General Partner) Limited	100.00		2, 51
HSBC (Guernsey) GP PCC Limited	100.00		22
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		52
HSBC (Malaysia) Trustee Berhad	100.00		53
HSBC (Singapore) Nominees Pte Ltd	100.00		54
HSBC Agency (India) Private Limited	100.00		55
HSBC Alternative Investments Limited	100.00		16
HSBC Amanah Malaysia Berhad	100.00		52
HSBC Americas Corporation (Delaware)	100.00		15
HSBC Argentina Holdings S.A.	100.00		56
HSBC Asia Holdings B.V.	100.00		16
HSBC Asia Holdings Limited	100.00		2, 48
HSBC Asia Pacific Holdings (UK) Limited	100.00		5, 16
HSBC Asset Finance (UK) Limited	100.00		16
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		16
HSBC Asset Management (Fund Services UK) Limited	100.00		1, 16
HSBC Asset Management (India) Private Limited	99.99		3, 57
HSBC Asset Management (Japan) Limited	100.00		58
HSBC Assurances Vie (France)	100.00	(99.99)	4, 59
HSBC Australia Holdings Pty Limited	100.00		5, 60

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC BANK (CHILE)	100.00		61
HSBC Bank (China) Company Limited	N/A		0, 12, 62
HSBC Bank (General Partner) Limited	100.00		51
HSBC Bank (Mauritius) Limited	100.00		63
HSBC Bank (RR) (Limited Liability Company)	N/A		0, 13, 64
HSBC Bank (Singapore) Limited	100.00		54
HSBC Bank (Taiwan) Limited	100.00		65
HSBC Bank (Uruguay) S.A.	100.00		66
HSBC Bank (Vietnam) Ltd.	100.00		67
HSBC Bank A.S.	100.00	(99.99)	68
HSBC Bank Argentina S.A.	99.99		56
HSBC Bank Armenia cjsc	100.00		69
HSBC Bank Australia Limited	100.00		60
HSBC Bank Bermuda Limited	100.00		23
HSBC Bank Canada	100.00		3, 70
HSBC Bank Capital Funding (Sterling 1) LP	N/A		0, 51
HSBC Bank Capital Funding (Sterling 2) LP	N/A		0, 51
HSBC Bank Egypt S.A.E	99.62	(94.54)	71
HSBC Bank Malaysia Berhad	100.00		3, 52
HSBC Bank Malta p.l.c.	70.03		72
HSBC Bank Middle East Limited	100.00		3, 73
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		74
HSBC Bank Pension Trust (UK) Limited	100.00		16
HSBC Bank plc	100.00		2, 3, 16
HSBC Bank USA, National Association	100.00		3, 75
HSBC Branch Nominee (UK) Limited	100.00		18
HSBC Brasil Holding S.A.	100.00		21
HSBC Broking Forex (Asia) Limited	100.00		48
HSBC Broking Futures (Asia) Limited	100.00		48
HSBC Broking Futures (Hong Kong) Limited	100.00		48
HSBC Broking Securities (Asia) Limited	100.00		48
HSBC Broking Securities (Hong Kong) Limited	100.00		48
HSBC Broking Services (Asia) Limited	100.00		48
HSBC Canadian Covered Bond (Legislative) GP Inc.	100.00		76
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	N/A		0, 76
HSBC Capital (USA), Inc.	100.00		3, 15
HSBC Capital Funding (Dollar 1) L.P.	N/A		0, 51
HSBC Card Services Inc.	100.00		15
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	17
HSBC Cayman Limited	100.00		192
HSBC Cayman Services Limited	100.00		77
HSBC City Funding Holdings (In Liquidation)	100.00		19
HSBC Client Holdings Nominee (UK) Limited	100.00		16
HSBC Client Nominee (Jersey) Limited	100.00		78
HSBC Columbia Funding, LLC	N/A		0, 15
HSBC Continental Europe	99.99		4, 37
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		52
HSBC Corporate Finance (Hong Kong) Limited	100.00		48
HSBC Corporate Secretary (UK) Limited	100.00		1, 2, 16
HSBC Corporate Services (Shanghai) Co., Ltd	N/A		0, 1, 79
HSBC Corporate Trustee Company (UK) Limited	100.00		16
HSBC Custody Nominees (Australia) Limited	100.00		60
HSBC Custody Services (Guernsey) Limited	100.00		22
HSBC Daisy Investments (Mauritius) Limited	100.00		80
HSBC Diversified Loan Fund General Partner Sarl	N/A		0, 81
HSBC Electronic Data Processing (Guangdong) Limited	N/A		0, 12, 82
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		83
HSBC Electronic Data Processing (Philippines), Inc.	99.99		84

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Electronic Data Processing India Private Limited	100.00		85
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		86
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		87
HSBC Epargne Entreprise (France)	100.00	(99.99)	4, 59
HSBC Equipment Finance (UK) Limited	100.00		18
HSBC Equity (UK) Limited	100.00		16
HSBC Europe B.V.	100.00		16
HSBC Executor & Trustee Company (UK) Limited	100.00		18
HSBC Factoring (France)	100.00	(99.99)	4, 37
HSBC Finance (Netherlands)	100.00		2, 16
HSBC Finance Corporation	100.00		3, 15
HSBC Finance Limited	100.00		16
HSBC Finance Mortgages Inc.	100.00		88
HSBC Finance Transformation (UK) Limited	100.00		16
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		1, 54
HSBC Financial Services (Lebanon) s.a.l.	99.80		89
HSBC Financial Services (Uruguay) S.A. (In Liquidation)	100.00		90
HSBC FinTech Services (Shanghai) Company Limited	N/A		0, 1, 91
HSBC Global Asset Management (Bermuda) Limited	100.00		3, 23
HSBC Global Asset Management (Canada) Limited	100.00		70
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.99)	6, 92
HSBC Global Asset Management (France)	100.00	(99.99)	4, 59
HSBC Global Asset Management (Hong Kong) Limited	100.00		24
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	93
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	17
HSBC Global Asset Management (Singapore) Limited	100.00		54
HSBC Global Asset Management (Switzerland) AG	100.00		4, 94
HSBC Global Asset Management (Taiwan) Limited	100.00		95
HSBC Global Asset Management (UK) Limited	100.00		16
HSBC Global Asset Management (USA) Inc.	100.00		96
HSBC Global Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión	100.00	(99.99)	97
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		98
HSBC Global Asset Management Limited	100.00		2, 16
HSBC Global Custody Nominee (UK) Limited	100.00		16
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 16
HSBC Global Services (Canada) Limited	100.00		88
HSBC Global Services (China) Holdings Limited	100.00		16
HSBC Global Services (Hong Kong) Limited	100.00		99
HSBC Global Services (UK) Limited	100.00		16
HSBC Global Services Limited	100.00		2, 16
HSBC Group Management Services Limited	100.00		16
HSBC Group Nominees UK Limited	100.00		2, 16
HSBC Holdings B.V.	100.00		16
HSBC IM Pension Trust Limited	100.00		16
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		0, 1, 100
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		0, 1, 100

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Infrastructure Limited (In Liquidation)	100.00		19
HSBC Innovation Bank Limited	100.00		1, 101
HSBC INSN (Non Operating) Pte. Ltd. (In Liquidation)	100.00		54
HSBC Institutional Trust Services (Asia) Limited	100.00		48
HSBC Institutional Trust Services (Bermuda) Limited	100.00		23
HSBC Institutional Trust Services (Mauritius) Limited	100.00		102
HSBC Institutional Trust Services (Singapore) Limited	100.00		54
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		103
HSBC Insurance (Asia) Limited	100.00		104
HSBC Insurance (Bermuda) Limited	100.00		105
HSBC Insurance Agency (USA) Inc.	100.00		106
HSBC Insurance Brokerage Company Limited	N/A		0, 1, 107
HSBC Insurance Brokers Greater China Limited	100.00		1, 108
HSBC Insurance Holdings Limited (In Liquidation)	100.00		2, 16
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		23
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		1, 109
HSBC Insurance Services Holdings Limited	100.00		16
HSBC International Finance Corporation (Delaware)	100.00		110
HSBC International Trustee (BVI) Limited	100.00		10, 111
HSBC International Trustee (Holdings) Pte. Limited	100.00		54
HSBC International Trustee Limited	100.00		112
HSBC Inversiones S.A.	100.00		61
HSBC InvestDirect (India) Private Limited	99.99		57
HSBC InvestDirect Financial Services (India) Limited	99.99		57
HSBC InvestDirect Sales & Marketing (India) Limited	98.99		113
HSBC InvestDirect Securities (India) Private Limited	99.99		57
HSBC Investment and Insurance Brokerage, Philippines Inc.	99.99		114
HSBC Investment Bank Holdings B.V.	100.00		16
HSBC Investment Bank Holdings Limited	100.00		16
HSBC Investment Company Limited	100.00		2, 16
HSBC Investment Funds (Canada) Inc.	100.00		5, 115
HSBC Investment Funds (Hong Kong) Limited	100.00		24
HSBC Investment Funds (Luxembourg) SA	100.00		116
HSBC Invoice Finance (UK) Limited	100.00		18
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		16
HSBC Issuer Services Depositary Nominee (UK) Limited (In Liquidation)	100.00		19
HSBC Latin America B.V.	100.00		16
HSBC Latin America Holdings (UK) Limited	100.00		2, 16
HSBC Leasing (Asia) Limited	100.00		48
HSBC Life (Bermuda) Limited	100.00		1, 23
HSBC Life (Cornell Centre) Limited	100.00		104
HSBC Life (Edwick Centre) Limited	100.00		104
HSBC Life (International) Limited	100.00		23
HSBC Life (Property) Limited	100.00		104
HSBC Life (Singapore) Pte. Ltd.	100.00		1, 54
HSBC Life (Tsing Yi Industrial) Limited	100.00		104
HSBC Life (UK) Limited	100.00		16
HSBC Life (Workshop) Limited	100.00		1, 104
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	93
HSBC Life Insurance Company Limited	N/A		0, 12, 117
HSBC LU Nominees Limited	100.00		16
HSBC Management (Guernsey) Limited	100.00		118

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Markets (USA) Inc.	100.00		15
HSBC Marking Name Nominee (UK) Limited	100.00		16
HSBC Master Trust Trustee Limited	100.00		16
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		17
HSBC Middle East Asset CO. LLC	100.00		119
HSBC Middle East Holdings B.V.	100.00		2, 3, 73
HSBC Middle East Leasing Partnership	N/A		0, 120
HSBC Middle East Securities L.L.C	100.00		121
HSBC Mortgage Corporation (Canada)	100.00		122
HSBC Mortgage Corporation (USA)	100.00		15
HSBC Nominees (Asing) Sdn Bhd	100.00		52
HSBC Nominees (Hong Kong) Limited	100.00		48
HSBC Nominees (New Zealand) Limited	100.00		123
HSBC Nominees (Tempatan) Sdn Bhd	100.00		52
HSBC North America Holdings Inc.	100.00		3, 15
HSBC Operational Services GmbH	100.00	(99.99)	6, 92
HSBC Overseas Holdings (UK) Limited	100.00		2, 3, 16
HSBC Overseas Investments Corporation (New York)	100.00		124
HSBC Overseas Nominee (UK) Limited	100.00		16
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	56
HSBC PB Corporate Services 1 Limited	100.00		125
HSBC PB Services (Suisse) SA	100.00		126
HSBC Pension Trust (Ireland) DAC	100.00		127
HSBC Pensiones, S.A. (In Liquidation)	100.00	(99.99)	17
HSBC Philanthropy Foundation Beijing	N/A		0, 191
HSBC PI Holdings (Mauritius) Limited	100.00		128
HSBC Portfoy Yonetimi A.S.	100.00		129
HSBC Preferential LP (UK)	100.00		16
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	116
HSBC Private Bank (Suisse) SA	100.00		130
HSBC Private Bank (UK) Limited	100.00		16
HSBC Private Banking Holdings (Suisse) SA	100.00		126
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		125
HSBC Private Equity Investments (UK) Limited	100.00		16
HSBC Private Investment Counsel (Canada) Inc.	100.00		3, 115
HSBC Private Markets Management SARL	N/A		0, 1, 131
HSBC Private Trustee (Hong Kong) Limited	100.00		48
HSBC Professional Services (India) Private Limited	100.00		132
HSBC Property (UK) Limited	100.00		16
HSBC Property Funds (Holding) Limited	100.00		16
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		48
HSBC Qianhai Securities Limited	N/A		0, 12, 133
HSBC Real Estate Leasing (France)	100.00	(99.99)	4, 37
HSBC REGIO Fund General Partner S.à r.l.	N/A		0, 1, 100
HSBC REIM (France)	100.00	(99.99)	4, 59
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 16
HSBC Retirement Services Limited	100.00		1, 16
HSBC Saudi Arabia, Closed Joint Stock Company	100.00	(66.18)	134
HSBC Savings Bank (Philippines) Inc.	99.99		135
HSBC Securities (Canada) Inc.	100.00		88
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	71
HSBC Securities (Japan) Co., Ltd.	100.00		1, 58
HSBC Securities (Japan) Limited (In Liquidation)	100.00		16
HSBC Securities (Singapore) Pte Limited	100.00		54
HSBC Securities (South Africa) (Pty) Limited	100.00		136
HSBC Securities (Taiwan) Corporation Limited	100.00		65

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Securities (USA) Inc.	100.00		15
HSBC Securities and Capital Markets (India) Private Limited	99.99		5, 113
HSBC Securities Brokers (Asia) Limited	100.00		48
HSBC Securities Investments (Asia) Limited	100.00		48
HSBC Securities Services (Bermuda) Limited	100.00		23
HSBC Securities Services (Guernsey) Limited	100.00		22
HSBC Securities Services (Ireland) DAC	100.00		127
HSBC Securities Services (Luxembourg) S.A.	100.00		116
HSBC Securities Services Holdings (Ireland) DAC	100.00		127
HSBC Securities Services Nominees Limited	100.00		1, 48
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	56
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	56
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	17
HSBC Service Company Germany GmbH	100.00	(99.99)	1, 6, 92
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		137
HSBC Services (France)	100.00	(99.99)	4, 37
HSBC Services Japan Limited	100.00		138
HSBC Services USA Inc.	100.00		139
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	17
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	17
HSBC SFH (France)	100.00	(99.99)	59
HSBC SFT (C.I.) Limited	100.00		22
HSBC Software Development (Guangdong) Limited	N/A		0, 12, 140
HSBC Software Development (India) Private Limited	100.00	(99.99)	141
HSBC Software Development (Malaysia) Sdn Bhd	100.00		83
HSBC Specialist Investments Limited	100.00		3, 16
HSBC Technology & Services (China) Limited	N/A		0, 12, 142
HSBC Technology & Services (USA) Inc.	100.00		15
HSBC Transaction Services GmbH	100.00	(99.99)	6, 92
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	143
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	92
HSBC Trinkhaus & Burkhardt GmbH	100.00	(99.99)	1, 6, 144
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	6, 92
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	6, 92
HSBC Trust Company (Canada)	100.00		122
HSBC Trust Company (Delaware), National Association	100.00		110
HSBC Trust Company (UK) Limited	100.00		16
HSBC Trustee (C.I.) Limited	100.00		125
HSBC Trustee (Cayman) Limited	100.00		145
HSBC Trustee (Guernsey) Limited	100.00		22
HSBC Trustee (Hong Kong) Limited	100.00		48
HSBC Trustee (Singapore) Limited	100.00		54
HSBC UK Bank plc	100.00		2, 18
HSBC UK Client Nominee Limited	100.00		18
HSBC UK Holdings Limited (In Liquidation)	100.00		2, 3, 146
HSBC UK Societal Projects Limited	N/A		0, 1, 18
HSBC USA Inc.	100.00		3, 124
HSBC Ventures USA Inc.	100.00		15
HSBC Violet Investments (Mauritius) Limited	100.00		80
HSBC Wealth Client Nominee Limited	100.00		1, 18
HSBC Yatirim Menkul Degerler A.S.	100.00		68
HSI Asset Securitization Corporation	100.00		15
HSI International Limited	100.00	(62.14)	40
HSIL Investments Limited	100.00		16
Hubei Macheng HSBC Rural Bank Company Limited	N/A		0, 12, 147
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	N/A		0, 12, 148

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Hubei Tianmen HSBC Rural Bank Company Limited	N/A		0, 12, 149
Hunan Pingjiang HSBC Rural Bank Company Limited	N/A		0, 12, 150
Imenson Limited	100.00	(62.14)	40
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(99.99)	92
Inmobiliaria Bisa, S.A. de C.V.	99.98		17
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	17
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	17
James Capel (Nominees) Limited	100.00		16
James Capel (Taiwan) Nominees Limited	100.00		16
John Lewis Financial Services Limited	100.00		16
Keyser Ullmann Limited	100.00	(99.99)	16
Lion Corporate Services Limited	100.00		48
Lion International Corporate Services Limited	100.00		1, 151
Lion International Management Limited	100.00		151
Lion Management (Hong Kong) Limited	100.00		1, 48
Lyndholme Limited	100.00		48
Marks and Spencer Financial Services plc	100.00		152
Marks and Spencer Unit Trust Management Limited	100.00		152
Midcorp Limited	100.00		16
Midland Bank (Branch Nominees) Limited	100.00		18
Midland Nominees Limited	100.00		18
MP Payments Group Limited	100.00		1, 16
MP Payments Netherlands B.V.	100.00		1, 153
MP Payments Operations Limited	100.00		1, 16
MP Payments Singapore Pte. Ltd.	100.00		1, 154
MP Payments UK Limited	100.00		1, 16
MW Gestion SA	100.00		56
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		16
PT Bank HSBC Indonesia	99.99	(98.93)	155
PT HSBC Sekuritas Indonesia	100.00	(85.00)	155
R/CLIP Corp.	100.00		15
Real Estate Collateral Management Company	100.00		15
Republic Nominees Limited	100.00		22
RLUKREF Nominees (UK) One Limited	100.00		1, 16
RLUKREF Nominees (UK) Two Limited	100.00		1, 16
S.A.P.C. - Ufipro Recouvrement	99.99		11, 37
Saf Baiyun	100.00	(99.99)	4, 37
Saf Guangzhou	100.00	(99.99)	4, 37
SCI HSBC Assurances Immo	100.00	(99.99)	11, 59
Serai Limited	100.00		48
Serai Technology Development (Shanghai) Limited (丝睿科技开发（上海）有限公司)	N/A		0, 1, 12, 156
SFM	100.00	(99.99)	4, 37
SFSS Nominees (Pty) Limited	100.00		136
Shandong Rongcheng HSBC Rural Bank Company Limited	N/A		0, 12, 157
Shenzhen HSBC Development Company Ltd	N/A		0, 1, 12, 158
Sico Limited	100.00		159
SNC Les Oliviers D'Antibes	60.00	(59.99)	11, 59
SNCB/M6-2008 A	100.00	(99.99)	4, 37
SNCB/M6-2007 A	100.00	(99.99)	4, 37
SNCB/M6-2007 B	100.00	(99.99)	4, 37
Société Française et Suisse	100.00	(99.99)	4, 37
Somers Dublin DAC	100.00	(99.99)	127
Somers Nominees (Far East) Limited	100.00		23
Sopingest	100.00	(99.99)	4, 37
South Yorkshire Light Rail Limited	100.00		16
St Cross Trustees Limited	100.00		18
Sterling Credit Limited	100.00		183
Sun Hung Kai Development (Lujiazui III) Limited	N/A		0, 12, 160

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Swan National Limited (In Liquidation)	100.00		19
The Hongkong and Shanghai Banking Corporation Limited	100.00		5, 48
The Venture Catalysts Limited (In Liquidation)	100.00		19
Tooley Street View Limited	100.00		2, 16
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	6, 92
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	6, 92
Trinkaus Immobilien-Fonds Verwaltungs- GmbH	100.00	(99.99)	6, 92
Trinkaus Private Equity Management GmbH	100.00	(99.99)	6, 92
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	6, 92
Turnsonic (Nominees) Limited	100.00		18
Valeurs Mobilières Elysées	100.00	(99.99)	4, 37
Wardley Limited	100.00		48
Wayfoong Nominees Limited	100.00		48
Westminster House, LLC	N/A		0, 15
Woodex Limited	100.00		23
Yan Nin Development Company Limited	100.00	(62.14)	40

Impairment test results

Impairment test results
Investments	Recoverable amount	Discount rate	Long-term growth rate
At 31 Dec 2023	$m	%	%
HSBC North America Holdings Limited	12,756	10.50	2.17
At 31 Dec 2022
HSBC North America Holdings Limited	18,363	10.00	2.22

Sensitivity of VIU to changes to current assumptions to reduce headroom to nil

Sensitivity of VIU to reasonably possible changes in key assumptions
In $bn (unless otherwise stated)	HSBC North America Holdings Limited
At 31 December 2023
VIU	12.8
Impact on VIU
100bps decrease in the discount rate – single variable[1]	1.6
100bps increase in the discount rate – single variable[1,2]	(1.2)
10% decrease in forecast profitability – single variable[1,2]	(1.3)
1  The recoverable amount of HSBC Overseas Holdings (UK) Limited represents the aggregate of recoverable amounts of the underlying subsidiaries.
Single variable sensitivity analysis on a single subsidiary may therefore not be representative of the aggregate impact of the change in the variable.
2  As at 31 December 2022, the impact on the VIU of HSBC North America Holdings Limited of a 100bps increase in the discount rate was $(1.7)bn and a 10% decrease in forecast profitability was $(1.8)bn, respectively on a single variable basis.